Segment Disclosure - Additional Information (Detail) - Distributor	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting [Abstract]
Percentage required for qualification as major distributor/customer	20.00%	16.00%	10.00%
Number of major distributors	1	1	0